Debt, textuals 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 46,532
Long-term Debt, Maturities, Repayments of Principal in Year Two	72,732
Long-term Debt, Maturities, Repayments of Principal in Year Three	194,132
Long-term Debt, Maturities, Repayments of Principal in Year Four	43,374
Long-term Debt, Maturities, Repayments of Principal in Year Five	20,686
Long-term Debt, Maturities, Repayments of Principal after Year Five	55,640
Total debt outstanding	$ 433,096	$ 460,878